Subsequent Event	12 Months Ended
May. 31, 2015
Subsequent Events [Abstract]
Subsequent Event
SUBSEQUENT EVENT
On June 17, 2015, the Board of Directors declared a cash dividend of $0.55 per share to be paid August 3, 2015 to all shareholders of record as of the close of business on July 10, 2015.
On June 23, 2015, our Board of Directors announced approval of a strategic real estate plan to pursue transfer of approximately 430 of our owned restaurant properties into a real estate investment trust (REIT), with substantially all of the REIT’s initial assets being leased back to Darden. We expect to complete the REIT transaction during fiscal 2016. The REIT supplements the previously announced sale-leaseback transactions of approximately 75 restaurant properties and our corporate headquarters that were listed during the fourth quarter of fiscal 2015. We expect to utilize the proceeds generated from these transactions to pay down our long-term debt. We have conducted substantial analysis of the feasibility of implementing a REIT transaction, however, a significant amount of work remains and there can be no assurance we will be able to successfully complete the transaction and establish a REIT.